Loans (Tables)	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
Schedule of Long-Term Bank Loans

Long-term bank loans consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Tianshan Rural Commercial Bank (1)	$3,003,295	$3,030,498
Bank of China (2)	1,972,752	1,986,977
Total long-term bank loans	$4,976,047	$5,017,475

Long-term bank loans - current	$3,032,739	$371,665

Long-term bank loans - non-current	$1,943,308	$4,645,810

(1)

On January 22, 2025, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB12.0 million ($1,766,644) as working capital for three years, with a maturity date of January 19, 2028. The loan bears a fixed interest rate of 5.0% per annum. The Company is required to make a semi-annual installment payment of RMB0.6 million ($88,332) within the term of the loan, with last installment of RMB9.0 million ($1,324,983) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li.

On March 24, 2025, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB10.0 million ($1,472,203) as working capital for two years, with a maturity date of March 23, 2027. The loan bears a fixed interest rate of 4.5% per annum. The Company is required to make a semi-annual installment payment of RMB0.2 million ($29,444) within the term of the loan, with last installment of RMB9.4 million ($1,383,871) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, and Urumqi Mary Maternity and Gynecology Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. In addition, the loan is also guaranteed by two third-party companies, as well as these two companies’ legal representatives and their family members.

As of the date of this report, these two loans were repaid as scheduled.

(2)

On June 19, 2025, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,472,203) as working capital for two years, with a maturity date of June 19, 2027. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.3 million ($44,166) within the term of the loan, with last installment of RMB 9.1 million ($1,339,705) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong.

On September 16, 2025, George Chanson Trading entered into a loan agreement with Bank of China to borrow RMB4.2 million ($618,325) as working capital for three years, with a maturity date of September 15, 2028. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.2 million ($29,444) within the term of the loan, with last installment of RMB 3.2 million ($471,105) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as the other subsidiary of the Company, Xinjiang United Family.

As of the date of this report, these two loans were repaid as scheduled.

Schedule of Future Maturities of Long-Term Bank Loans	The future maturities of long-term bank loans as of June 30, 2026 were as follows:
Twelve months ended June 30:
(Unaudited)
2027	$3,032,739
2028	1,472,203
2029	471,105
Total	$4,976,047